Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021
Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 1,090,386		€ 1,030,936
at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		495,979		476,827
Debt securities		25,596		14,849
Repo and repo-style transactions		11,479		8,433	[1]
at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,955		9,189
OTC derivatives		28,967		24,146
Debt securities		88,025		95,367
Repo and repo-style transactions		81,270		78,286	[1]
Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,205		1,035
at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,069		4,370
Debt securities		25,450		23,377
Repo and repo-style transactions		2,156		1,231	[1]
Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		251,021		234,432
Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		67,214		59,394
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		644,886		625,300
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		346,395	[2]	342,179	[3]
Debt securities		10,218	[4]	3,464	[5]
Repo and repo-style transactions		4,912	[6]	2,745	[1]
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,647		3,411
OTC derivatives	[7]	19,294		13,525
Debt securities		40,948		45,063
Repo and repo-style transactions		26,494	[6]	32,525	[1]
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		724		702
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,708	[8]	1,365	[9]
Debt securities		7,321	[10]	7,578	[11]
Repo and repo-style transactions		418	[6]	484	[1]
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		142,035	[12]	136,446	[13]
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		41,773		35,814
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		359,403		344,687
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		242,180	[2]	236,139	[3]
Debt securities		701	[4]	548	[5]
Repo and repo-style transactions		1,795	[6]	274	[1]
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		444		407
OTC derivatives	[7]	4,872		1,535
Debt securities		7,968		7,152
Repo and repo-style transactions		3,035	[6]	3,301	[1]
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		42		20
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		462	[8]	173	[9]
Debt securities		672	[10]	932	[11]
Repo and repo-style transactions		12	[6]	32	[1]
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		80,857	[12]	79,787	[13],[14]
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		16,364		14,388
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		48,598		43,628
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,937	[2]	6,331	[3]
Debt securities		1,212	[4]	951	[5]
Repo and repo-style transactions		585	[6]	571	[1]
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		184		529
OTC derivatives	[7]	6,673		4,480
Debt securities		8,399		8,604
Repo and repo-style transactions		8,519	[6]	8,824	[1]
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		229		243
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		329	[8]	297	[9]
Debt securities		708	[10]	1,151	[11]
Repo and repo-style transactions	[6]	0
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,759	[12]	8,851	[13]
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,067		2,796
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		29,038		34,448
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,696	[2]	3,581	[3]
Debt securities	[4]	0
Repo and repo-style transactions		6	[6]	5	[1]
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		99		59
OTC derivatives	[7]	1,364		925
Debt securities		6,161		6,482
Repo and repo-style transactions		7,337	[6]	12,910	[1]
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		75		2
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		70	[8]	55	[9]
Debt securities		870	[10]	1,411	[11]
Repo and repo-style transactions	[6]	0
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,264	[12]	6,840	[13]
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,095		2,179
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		28,257		27,944
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		15,472	[2]	14,195	[3]
Debt securities		0	[4]	57	[5]
Repo and repo-style transactions	[6]	0
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		400		517
OTC derivatives	[7]	855		646
Debt securities		1,816		2,471
Repo and repo-style transactions		549	[6]	971	[1]
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		67		82
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		124	[8]	53	[9]
Debt securities		702	[10]	497	[11]
Repo and repo-style transactions	[6]	0
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,525	[12]	7,743	[13],[14]
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		747		713
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		44,180		38,042
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,578	[2]	24,316	[3]
Debt securities		4,868	[4]	314	[5]
Repo and repo-style transactions		200	[6]	85	[1]
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		145		227
OTC derivatives	[7]	291		398
Debt securities		3,570		3,655
Repo and repo-style transactions		480	[6]	729	[1]
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		8		9
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	[8]	25
Debt securities		953	[10]	315	[11]
Repo and repo-style transactions	[6]	0
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,709	[12]	3,484	[13]
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,354		4,510
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		24,091		24,347
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,009	[2]	9,383	[3]
Debt securities		0	[4]	212	[5]
Repo and repo-style transactions		177	[6]	29	[1]
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		165		137
OTC derivatives	[7]	1,404		1,226
Debt securities		2,057		2,157
Repo and repo-style transactions		212	[6]	38	[1]
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		45		102
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		200	[8]	384	[9]
Debt securities		24	[10]	51	[11]
Repo and repo-style transactions	[6]	0
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,279	[12]	8,391	[13]
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,519		2,237
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		32,256		33,012
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		17,429	[2]	16,283	[3]
Debt securities		1,486	[4]	74	[5]
Repo and repo-style transactions		1,485	[6]	1,126	[1]
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		326		246
OTC derivatives	[7]	503		668
Debt securities		3,390		7,193
Repo and repo-style transactions		24	[6]	500	[1]
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		8
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		107	[8]	43	[9]
Debt securities		1	[10]	199	[11]
Repo and repo-style transactions	[6]	0
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,460	[12]	3,215	[13]
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,037		3,464
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		13,948		14,237
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,234	[2]	4,652	[3]
Debt securities		1,270	[4]	1,143	[5]
Repo and repo-style transactions		0	[6]	2	[1]
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		125		262
OTC derivatives	[7]	565		549
Debt securities		1,543		1,264
Repo and repo-style transactions		1,346	[6]	3,158	[1]
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		234		234
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		129	[8]	72	[9]
Debt securities		4	[10]	3	[11]
Repo and repo-style transactions	[6]	0
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,234	[12]	2,687	[13]
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		266		210
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		18,096		22,968
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,772	[2]	13,083	[3]
Debt securities		0	[4]	3	[5]
Repo and repo-style transactions	[6]	0
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		32		34
OTC derivatives	[7]	294		145
Debt securities		491		583
Repo and repo-style transactions		215	[6]	140	[1]
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		117	[8]	110	[9]
Debt securities		2	[10]	4	[11]
Repo and repo-style transactions	[6]	0
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,277	[12]	6,156	[13]
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,897		2,710
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,511		4,859
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,324	[2]	2,293	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	0
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
OTC derivatives	[7]	7		14
Debt securities		113		73
Repo and repo-style transactions	[6]	149		76	[1]
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		26	[8]	16	[9]
Debt securities		2,944	[10]	1,870	[11]
Repo and repo-style transactions	[6]	0
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		758	[12]	401	[13]
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		190		116
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,769		6,798
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,532	[2]	1,426	[3]
Debt securities		40	[4]	33	[5]
Repo and repo-style transactions	[6]	0
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		12		5
OTC derivatives	[7]	193		212
Debt securities		2,271		1,932
Repo and repo-style transactions	[6]	1		7	[1]
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		77	[8]	76	[9]
Debt securities		342	[10]	805	[11]
Repo and repo-style transactions	[6]	0
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,730	[12]	1,724	[13]
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		571		578
Russia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		750	[15]	1,826	[16]
Russia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		537	[2]	806	[3],[16]
Debt securities	[4],[15]	0
Repo and repo-style transactions	[6],[15]	0
Russia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		18		54	[16]
OTC derivatives	[7],[16]			27
Debt securities		15	[15]	14	[16]
Repo and repo-style transactions	[6],[15]	0
Russia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		41	[8]	51	[9],[16]
Debt securities		0	[10],[15]	36	[11],[16]
Repo and repo-style transactions	[6],[15]	0
Russia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		75	[12]	629	[13],[16]
Russia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		64		209	[16]
UA [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		339	[15]	606	[16]
UA [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		44	[2]	109	[3],[16]
Debt securities	[4],[15]	0
Repo and repo-style transactions	[6],[15]	0
UA [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		270	[17]	441	[16],[18]
Debt securities		17	[15]	2	[16]
Repo and repo-style transactions	[6],[15]	0
UA [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Debt securities		0	[10],[15]	29	[11],[16]
Repo and repo-style transactions	[6],[15]	0
UA [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3	[12]	3	[13],[16]
UA [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5		22	[16]
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		32,651	[15]	27,900	[16],[19]
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,650		9,583	[16],[19]
Debt securities		643	[15]	130	[16],[19]
Repo and repo-style transactions		664	[15]	653	[1],[16],[19]
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		428		492	[16],[19]
OTC derivatives		2,274		2,700	[16],[19]
Debt securities		3,139	[15]	3,481	[16],[19]
Repo and repo-style transactions		4,628	[15]	1,870	[1],[16],[19]
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		16		10	[16],[19]
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		37	[16],[19]
Debt securities		99	[15]	274	[16],[19]
Repo and repo-style transactions		406	[15]	452	[1],[16],[19]
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,105		6,535	[16],[19]
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,598		1,683	[16],[19]
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		321,863		285,528
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		101,736	[2]	87,628	[3]
Debt securities		12,359	[4]	8,618	[5]
Repo and repo-style transactions	[6]	4,365		2,551	[1]
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,998		3,904
OTC derivatives	[7]	5,542		7,853
Debt securities		24,416		26,899
Repo and repo-style transactions	[6]	43,893		38,688	[1]
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		350		132
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,687	[8]	2,060	[9]
Debt securities		14,616	[10]	10,363	[11]
Repo and repo-style transactions	[6]	0
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		98,137	[12]	87,422	[13]
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		11,766		9,411
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		272,741		247,972
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		87,794	[2]	73,007	[3]
Debt securities		12,340	[4]	8,600	[5]
Repo and repo-style transactions	[6]	976		517	[1]
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,713		3,156
OTC derivatives	[7]	4,485		6,839
Debt securities		23,644		25,959
Repo and repo-style transactions	[6]	21,484		26,173	[1]
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		290		91
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,520	[8]	1,836	[9]
Debt securities		14,359	[10]	10,059	[11]
Repo and repo-style transactions	[6]	0
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		92,551	[12]	83,050	[13],[14]
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		10,585		8,685
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		29,790		21,851
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,202	[2]	5,709	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	3,389		2,034	[1]
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		103		157
OTC derivatives	[7]	419		396
Debt securities		276		238
Repo and repo-style transactions	[6]	17,904		11,679	[1]
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4		3
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	[8]	23
Debt securities	[10]	0
Repo and repo-style transactions	[6]	0
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,026	[12]	1,555	[13]
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		445		80
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,859		5,586
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,919	[2]	935	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	0
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		78		291
OTC derivatives	[7]	372		218
Debt securities		350		476
Repo and repo-style transactions	[6]	4,494		834	[1]
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		118	[8]	200	[9]
Debt securities		180	[10]	235	[11]
Repo and repo-style transactions	[6]	0
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,884	[12]	1,977	[13]
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		463		419
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,473		10,119
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,821	[2]	7,976	[3]
Debt securities		19	[4]	18	[5]
Repo and repo-style transactions	[6]	0
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		104		301
OTC derivatives	[7]	266		401
Debt securities		146		225
Repo and repo-style transactions	[6]	11		3	[1]
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		54		37
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		25	[8]	24	[9]
Debt securities		77	[10]	69	[11]
Repo and repo-style transactions	[6]	0
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,676	[12]	839	[13]
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		274		227
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		107,063		106,154
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		39,502		40,093
Debt securities		2,878		2,718
Repo and repo-style transactions		2,126		2,868	[1]
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,517		944
OTC derivatives		3,910		2,605
Debt securities		19,347		21,369
Repo and repo-style transactions		10,652		7,000	[1]
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		109		185
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		602		874
Debt securities		3,344		5,053
Repo and repo-style transactions		1,301		508	[1]
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,268		9,151
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,507		12,786
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		12,909		11,127
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,349	[2]	1,921	[3]
Debt securities		25	[4]	25	[5]
Repo and repo-style transactions	[6]	284
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		120		62
OTC derivatives	[7]	374		656
Debt securities		2,759		2,951
Repo and repo-style transactions	[6]	6,374		3,672	[1]
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		46		108
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		22	[8]	48	[9]
Debt securities		481	[10]	556	[11]
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		589	[12]	608	[13]
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		487		519
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,243		9,787
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,964	[2]	2,112	[3]
Debt securities		1,989	[4]	1,597	[5]
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		196		264
OTC derivatives	[7]	259		257
Debt securities		1,328		1,726
Repo and repo-style transactions	[6]	946		515	[1]
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				25
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Debt securities		315	[10]	510	[11]
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,478	[12]	2,248	[13]
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		769		532
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		19,058		19,670
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,861	[2]	7,948	[3]
Debt securities		481	[4]	617	[5]
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		27		4
OTC derivatives	[7]	179		95
Debt securities		4,856		5,067
Repo and repo-style transactions	[6]	6		253	[1]
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3		6
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		23	[8]	18	[9]
Debt securities		49	[10]	944	[11]
Repo and repo-style transactions	[6]	1,012		360	[1]
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,154	[12]	920	[13]
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,408		3,440
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		8,675		11,349
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,189	[2]	5,606	[3]
Debt securities	[5]			16
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3		9
OTC derivatives	[7]	591		554
Debt securities		1,384		1,576
Repo and repo-style transactions	[6]	292		594	[1]
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		12
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		3	[8]	42	[9]
Debt securities		209	[10]	560	[11]
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		407	[12]	480	[13]
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,583		1,913
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,136		10,136
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,402	[2]	5,750	[3]
Debt securities		0	[4]	9	[5]
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		390		127
OTC derivatives	[7]	277		157
Debt securities		847		860
Repo and repo-style transactions	[6]	210		107	[1]
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		22		23
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		164	[8]	135	[9]
Debt securities		159	[10]	246	[11]
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,408	[12]	1,157	[13]
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,258		1,566
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,611		6,861
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,525	[2]	3,146	[3]
Debt securities		186	[4]	213	[5]
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		84		89
OTC derivatives	[7]	357		181
Debt securities		559		742
Repo and repo-style transactions	[6]	64		184	[1]
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		40	[8]	51	[9]
Debt securities		254	[10]	246	[11]
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		695	[12]	1,258	[13]
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		846		752
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		39,430		37,224
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		15,213	[2]	13,610	[3]
Debt securities		196	[4]	242	[5]
Repo and repo-style transactions	[6]	1,842		2,868	[1]
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		698		390
OTC derivatives	[7]	1,873		706
Debt securities		7,613		8,447
Repo and repo-style transactions	[6]	2,761		1,675	[1]
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		25		23
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		351	[8]	581	[9]
Debt securities		1,877	[10]	1,990	[11]
Repo and repo-style transactions	[6]	290		147	[1]
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,537	[12]	2,480	[13]
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,154		4,064
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,573		13,954
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,346	[2]	6,926	[3]
Debt securities		141	[4]	49	[5]
Repo and repo-style transactions	[6]	77		268	[1]
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		793		931
OTC derivatives	[7]	222		163
Debt securities		3,314		2,037
Repo and repo-style transactions	[6]	232		72	[1]
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		22		16
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		72	[8]	71	[9]
Debt securities		170	[10]	384	[11]
Repo and repo-style transactions	[6]	437		240	[1]
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,580	[12]	1,414	[13]
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,168		€ 1,383

[1]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[3]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[4]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[5]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[9]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[12]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[13]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[14]	Prior year’s comparatives aligned to presentation in the current year
[15]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[16]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[17]	Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[18]	[9]Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[19]	[11]Other Europe inclued Belarus with a total exposure of less than € 2 million